Revenue - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2026 TWD ($)	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($)
Revenue From Contract With Customer [Line Items]
Amortization of incremental costs of obtaining contracts	$ 856	$ 28	$ 841	$ 815
Telecommunications Business [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations	$ 35,179
Remaining performance obligations, timing of satisfaction	The Company expects to recognize such revenue of $21,181 million, $10,812 million and $3,185 million in 2024, 2025 and 2026, respectively.	The Company expects to recognize such revenue of $21,181 million, $10,812 million and $3,185 million in 2024, 2025 and 2026, respectively.
Telecommunications Business [Member] | Year 1 [Member] | Forecast [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations							$ 21,181
Telecommunications Business [Member] | Later than one year and not later than two years [member] | Forecast [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations						$ 10,812
Telecommunications Business [Member] | Later than two years and not later than three years [member] | Forecast [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations					$ 3,185
Project Business [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations	$ 26,593
Remaining performance obligations, timing of satisfaction	The Company recognizes revenues when the project business contract is completed and accepted by customers. The Company expects to recognize such revenue of $8,600 million, $7,331 million and $10,663 million in 2024, 2025 and 2026, respectively.	The Company recognizes revenues when the project business contract is completed and accepted by customers. The Company expects to recognize such revenue of $8,600 million, $7,331 million and $10,663 million in 2024, 2025 and 2026, respectively.
Project Business [Member] | Year 1 [Member] | Forecast [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations							$ 8,600
Project Business [Member] | Later than one year and not later than two years [member] | Forecast [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations						$ 7,331
Project Business [Member] | Later than two years and not later than three years [member] | Forecast [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations					$ 10,663